SEGMENT INFORMATION - Income Statement Captions by Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenues	$ 43,032,000,000	$ 37,168,000,000	$ 22,823,000,000
Direct operating costs	(38,327,000,000)	(34,134,000,000)	(21,876,000,000)
General and administrative expenses	(832,000,000)	(643,000,000)	(340,000,000)
Equity accounted Company EBITDA	241,000,000	196,000,000	108,000,000
Company EBITDA attributable to others	(2,901,000,000)	(1,744,000,000)	(475,000,000)
Company EBITDA	1,213,000,000	843,000,000	240,000,000
Realized disposition gain/(loss), less portion recorded in prior periods, net	726,000,000	250,000,000	244,000,000
Other income (expense), net	(25,000,000)	(18,000,000)
Interest income (expense), net	(1,274,000,000)	(498,000,000)	(202,000,000)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments	(42,000,000)	(54,000,000)	(17,000,000)
Current income taxes	(324,000,000)	(186,000,000)	(30,000,000)
Company FFO attributable to others (net of Company EBITDA attributable to others)	828,000,000	396,000,000	17,000,000
Company FFO	1,102,000,000	733,000,000	252,000,000
Depreciation and amortization expense	(1,804,000,000)	(748,000,000)	(371,000,000)
Gain on acquisition/disposition		250,000,000	23,000,000
Impairment expense, net	(609,000,000)	(218,000,000)	(39,000,000)
Other income (expense), net	(375,000,000)	(118,000,000)	(108,000,000)
Deferred income taxes	132,000,000	88,000,000	22,000,000
Non-cash items attributable to equity accounted investments	(85,000,000)	(132,000,000)	(22,000,000)
Non-cash items attributable to others	1,727,000,000	567,000,000	267,000,000
Net income (loss) attributable to unitholders	88,000,000	422,000,000	24,000,000
Equity accounted income, net	114,000,000	10,000,000	69,000,000
Interest of others in operating subsidiaries	346,000,000	781,000,000	191,000,000
Gains (losses) on disposals of non-current assets	726,000,000	500,000,000	267,000,000
Other operating income (expense)	(400,000,000)	(136,000,000)	(108,000,000)
Business services
Disclosure of operating segments [line items]
Revenues	28,822,000,000	30,847,000,000	20,874,000,000
Direct operating costs	(27,995,000,000)	(30,351,000,000)	(20,448,000,000)
General and administrative expenses	(314,000,000)	(278,000,000)	(182,000,000)
Equity accounted Company EBITDA	38,000,000	34,000,000	28,000,000
Company EBITDA attributable to others	(330,000,000)	(124,000,000)	(169,000,000)
Company EBITDA	221,000,000	128,000,000	103,000,000
Realized disposition gain/(loss), less portion recorded in prior periods, net	528,000,000	55,000,000	19,000,000
Other income (expense), net	0	0
Interest income (expense), net	(189,000,000)	(66,000,000)	(47,000,000)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments	(7,000,000)	(3,000,000)	0
Current income taxes	(91,000,000)	(44,000,000)	(16,000,000)
Company FFO attributable to others (net of Company EBITDA attributable to others)	(30,000,000)	61,000,000	33,000,000
Company FFO	432,000,000	131,000,000	92,000,000
Depreciation and amortization expense	(305,000,000)	(135,000,000)	(99,000,000)
Infrastructure services
Disclosure of operating segments [line items]
Revenues	4,559,000,000	2,418,000,000	3,000,000
Direct operating costs	(3,231,000,000)	(1,715,000,000)	0
General and administrative expenses	(133,000,000)	(65,000,000)	0
Equity accounted Company EBITDA	109,000,000	120,000,000	31,000,000
Company EBITDA attributable to others	(836,000,000)	(463,000,000)	0
Company EBITDA	468,000,000	295,000,000	34,000,000
Realized disposition gain/(loss), less portion recorded in prior periods, net	(1,000,000)	0	0
Other income (expense), net	(27,000,000)	(15,000,000)
Interest income (expense), net	(381,000,000)	(176,000,000)	0
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments	(15,000,000)	(41,000,000)	(13,000,000)
Current income taxes	(4,000,000)	(10,000,000)	0
Company FFO attributable to others (net of Company EBITDA attributable to others)	274,000,000	142,000,000	0
Company FFO	314,000,000	195,000,000	21,000,000
Depreciation and amortization expense	(686,000,000)	(309,000,000)	0
Industrials
Disclosure of operating segments [line items]
Revenues	9,651,000,000	3,896,000,000	1,939,000,000
Direct operating costs	(7,092,000,000)	(2,060,000,000)	(1,425,000,000)
General and administrative expenses	(299,000,000)	(231,000,000)	(113,000,000)
Equity accounted Company EBITDA	94,000,000	42,000,000	49,000,000
Company EBITDA attributable to others	(1,735,000,000)	(1,157,000,000)	(306,000,000)
Company EBITDA	619,000,000	490,000,000	144,000,000
Realized disposition gain/(loss), less portion recorded in prior periods, net	200,000,000	195,000,000	225,000,000
Other income (expense), net	2,000,000	(3,000,000)
Interest income (expense), net	(741,000,000)	(263,000,000)	(154,000,000)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments	(20,000,000)	(10,000,000)	(4,000,000)
Current income taxes	(251,000,000)	(132,000,000)	(32,000,000)
Company FFO attributable to others (net of Company EBITDA attributable to others)	584,000,000	193,000,000	(16,000,000)
Company FFO	393,000,000	470,000,000	163,000,000
Depreciation and amortization expense	(813,000,000)	(304,000,000)	(272,000,000)
Corporate and other
Disclosure of operating segments [line items]
Revenues	0	7,000,000	7,000,000
Direct operating costs	(9,000,000)	(8,000,000)	(3,000,000)
General and administrative expenses	(86,000,000)	(69,000,000)	(45,000,000)
Equity accounted Company EBITDA	0	0	0
Company EBITDA attributable to others	0	0	0
Company EBITDA	(95,000,000)	(70,000,000)	(41,000,000)
Realized disposition gain/(loss), less portion recorded in prior periods, net	(1,000,000)	0	0
Other income (expense), net	0	0
Interest income (expense), net	37,000,000	7,000,000	(1,000,000)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments	0	0	0
Current income taxes	22,000,000	0	18,000,000
Company FFO attributable to others (net of Company EBITDA attributable to others)	0	0	0
Company FFO	(37,000,000)	(63,000,000)	(24,000,000)
Depreciation and amortization expense	$ 0	$ 0	$ 0